AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2016.

No. 811-22995

No. 333-198603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 7	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8	☒

(Check appropriate box or boxes)

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(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

2nd Floor

New York, NY 10105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  646-380-2499

Name and Address of Agent for Service:	With a copy to:
Stellar Corporate Services LLC	Stacy L. Fuller
3500 South Dupont Highway	K&L Gates LLP
Dover, County of Kent, Delaware 19901	1601 K Street NW
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in the Registrant’s registration statement on September 20, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 11th day of October 2016.

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By:	/s/ Charles Biderman
Charles Biderman
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles Biderman	President and Trustee	October 11, 2016
Charles Biderman
/s/ Jeffrey Lazar	Principal Financial Officer	October 11, 2016
Jeffrey Lazar

/s/ Stephen J. Posner*	Trustee	October 11, 2016
Stephen J. Posner

/s/ David A. Kelly*	Trustee	October 11, 2016
David A. Kelly

/s/ Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on October 11, 2016 pursuant to a power of attorney filed December 16, 2014 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A and filed January 27, 2016 with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement.

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase